Organization and Business Operations	12 Months Ended
Dec. 31, 2019
Organization and Business Operations
Organization and Business Operations

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.          Organization and Business Operations

Incorporation

Diamond Eagle Acquisition Corp. (the “Company”) was incorporated as a Delaware corporation on March 27, 2019.

Subsidiaries

In connection with the proposed business combination (the "Business Combination") with DraftKings Inc. ("DK") and SBTech (Global) Limited ("SBT"), the Company formed a wholly-owned subsidiary, DEAC Merger Sub Inc., which was incorporated in Delaware on December 9, 2019 ("Merger Sub"). Merger Sub did not have any activity as of December 31, 2019.

Also in connection with an initial business combination, the Company formed another wholly-owned subsidiary, DEAC NV Merger Corp. ("DEAC Nevada"), which was incorporated in Nevada on November 13, 2019. DEAC Nevada did not have any activity as of December 31, 2019.

Sponsor

The Company’s sponsor is Eagle Equity Partners, LLC, a Delaware limited liability company (the “Sponsor”).

Fiscal Year End

The Company  has selected December 31 as its fiscal year end.

Business Purpose

The Company  was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition,  stock purchase, reorganization or other similar business combination with one or more operating  businesses that it has not yet selected.

Financing

The registration statement for the Company's initial public offering (the "Public Offering") (as described in Note 3) was declared effective by the United States Securities and Exchange Commission (the "SEC") on May 10, 2019. The Company consummated the Public Offering on May 14, 2019, and, simultaneously with the closing of the Public Offering, the Sponsor and Harry E. Sloan purchased an aggregate of 6,333,334 warrants in a private placement (as described in Note 4) for a total purchase price of approximately $9,500,000. The closing of the Public Offering included a partial exercise (5,000,000 units) of the over-allotment option granted to the underwriters.

Upon the closing of the Public Offering and the private placement, $400,000,000 was placed in a Trust Account with Continental Stock Transfer & Trust Company acting as trustee (the "Trust Account").

Trust Account

The Trust Account can be invested in permitted United States “government securities” within the meaning of Section 2(a) (16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a‑7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s amended and restated certificate of incorporation (the “Charter”)   provides that, other than the withdrawal of interest to pay income taxes, and the withdrawal of interest to fund the Company's working capital requirements (subject to an annual limit of $250,000) and/or to pay taxes, if any, none of the funds held in Trust will be released until the earlier of: (i) the completion of an initial business combination; (ii) the redemption of any of the shares of Class A common stock included in the units sold in the Public Offering (the “Units”) properly tendered in connection  with a stockholder vote to amend the Company’s Charter to modify the substance or timing of the Company’s obligation to redeem 100% of the shares of Class A common stock included in the Units if the Company  does not complete an initial business combination within 24 months from the closing of the Public Offering (May 14, 2021) or (iii) the redemption of 100% of the shares of Class A common stock included in the Units if the Company  is unable to complete an initial business combination by May 14, 2021.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Business Combination

An initial business combination is subject to the following size, focus and stockholder approval provisions:

Size/Control - An initial business combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into an initial business combination. The Company will not complete an initial business combination unless it acquires a controlling interest in a target company or is otherwise not required to register as an investment company under the Investment Company Act.

Tender Offer/Stockholder Approval -The Company, after signing a definitive agreement for an initial business combination, will either (i) seek stockholder approval of an initial business combination at a meeting called for such purpose in connection  with which stockholders may seek to redeem their shares of Class A common stock, regardless of whether they vote for or against an initial business combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of an initial business combination, including interest but less income taxes payable, or (ii) provide stockholders with the opportunity to sell their shares of Class A common stock to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount  in cash equal to their pro rata share of the aggregate amount  then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest but less income taxes payable. The decision as to whether the Company will seek stockholder approval of an initial business combination or will allow stockholders to sell their shares of Class A common stock in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. If the Company seeks stockholder approval, it will complete its initial business combination only if a majority of the outstanding shares of common stock voted are voted in favor of an initial business combination. However, in no event will the Company  redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company  would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate business combination.

If the Company  holds a stockholder vote in connection with an initial business combination, a public stockholder will have the right to redeem its shares of Class A common stock for an amount in cash equal to its pro rata share of the aggregate amount  then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest but less income taxes payable. As a result, such shares of Class A common stock have been recorded at redemption amount  and classified as temporary equity, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 480, “Distinguishing Liabilities from Equity.”

Going Concern and Liquidity

The Company has until May 14, 2021 to complete its initial business combination. If the Company  does not complete an initial business combination within this period of time, it shall (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to fund our working capital requirements (subject to an annual limit of $250,000) (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders' rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and our board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to our obligations under Delaware law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. The Sponsor, Harry E. Sloan and the Company’s executive officers and directors (the “initial stockholders”) have entered into letter agreements with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of Class A common stock in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company  does not complete an initial business combination within the required time period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.

As of December 31, 2019, the Company had $491,225 in cash and a working capital deficit of $682,669. In connection with the Company’s assessment of going concern considerations in accordance with ASU 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern” as of December 31, 2019, the Company does not have sufficient liquidity to meet its current obligations. However, management has determined that the Company has access to funds from the Sponsor entity, in the form of Working Capital Loans, that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of an initial business combination or a minimum one year from the date of issuance of these consolidated financial statements.